Product Warranties (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Product Warranties Disclosures [Abstract]
Accrual for estimated product warranty claims	$ 190,000	$ 250,000	$ 175,000
Warranty claims expense	$ 224,969	$ 348,947	$ 222,150